Acquisitions - Summary of Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (Oxford [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 26, 2013
Oxford [Member]
Consideration given
Cash	$ 652,500
Allocation of Purchase Price
Unproved properties	621,039
Proved properties	40,914
Cash	653
Building and land	1,500
Total assets	664,106
Asset retirement obligations	(8,378)
Pension obligation	(2,522)
Other working capital	(706)
Fair value of net assets acquired	$ 652,500